Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Revenues, Cost of Revenues and Gross Profits by Segment

The Group’s CODM evaluates performance based on each reporting segment’s revenue, costs of revenues and gross profit. Revenues, cost of revenues and gross profits by segment are presented below. Separate financial information of operating income by segment is not available.

	For the years ended December 31, 2015
	Xiaomi Wearable Products	Self-branded products and others	Total
	RMB	RMB	RMB
Revenues	870,766	25,692	896,458
Cost of revenues	762,211	23,656	785,867
Gross Profit	108,555	2,036	110,591

	For the years ended December 31, 2016
	Xiaomi Wearable Products	Self-branded products and others	Total
	RMB	RMB	RMB
Revenues	1,434,136	122,340	1,556,476
Cost of revenues	1,182,646	97,678	1,280,324
Gross Profit	251,490	24,662	276,152

	For the years ended December 31, 2017
	Xiaomi Wearable Products	Self-branded products and others	Total
	RMB	RMB	RMB
Revenues	1,614,512	434,384	2,048,896
Cost of revenues	1,232,792	321,402	1,554,194
Gross Profit	381,720	112,982	494,702